Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Dec. 09, 2021	Jan. 31, 2022	Oct. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer		2.50%	1.00%
Minimum leverage Ratio		3.00%
Minimum TLAC ratio		21.50%
Minimum TLAC leverage ratio		6.75%
Normal Course Issuer Bid [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum threshold of shares purchased	10,000,000
Normal course issuer bid expiration date	Dec. 12, 2022
Shares repurchased during the period shares	900,000
Shares repurchased weighted average price	$ 148.86
Shares repurchased during the period value	$ 134
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge		1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio		10.50%
Tier 1 capital ratio		12.00%
Total capital ratio		14.00%